PAINEWEBBER MUTUAL FUNDS

PAINEWEBBER OFFERS A FAMILY OF 22 MUTUAL
FUNDS WHICH ENCOMPASS A DIVERSIFIED RANGE OF
INVESTMENT GOALS. INVESTORS MAY EXCHANGE
THEIR FUND SHARES WITH OTHER FUNDS WITHIN
THE FAMILY.

INCOME FUNDS
                                                     PAINEWEBBER
 . GLOBAL INCOME FUND
 . HIGH INCOME FUND
 . INVESTMENT GRADE INCOME FUND                       EMERGING MARKETS
 . LOW DURATION U.S. GOVERNMENT INCOME FUND
 . STRATEGIC INCOME FUND
 . U.S. GOVERNMENT INCOME FUND                        EQUITY FUND

TAX-FREE INCOME FUNDS
 . CALIFORNIA TAX-FREE INCOME FUND
 . MUNICIPAL HIGH INCOME FUND
 . NATIONAL TAX-FREE INCOME FUND
 . NEW YORK TAX-FREE INCOME FUND

GROWTH FUNDS
 . CAPITAL APPRECIATION FUND
 . EMERGING MARKETS EQUITY FUND
 . FINANCIAL SERVICES GROWTH FUND
 . GLOBAL EQUITY FUND
 . GROWTH FUND
 . SMALL CAP GROWTH FUND
 . SMALL CAP VALUE FUND

GROWTH AND INCOME FUNDS
 . BALANCED FUND
 . GROWTH AND INCOME FUND
 . TACTICAL ALLOCATION FUND
 . UTILITY INCOME FUND

PAINEWEBBER MONEY MARKET FUND
      --------------

(C)1996 PAINEWEBBER INCORPORATED
      PRINTED ON
LOGO  RECYCLED PAPER

                                             SEMI-ANNUAL REPORT
                                             DECEMBER 31, 1995

                                                               February 26, 1996

Dear Shareholder,

For emerging markets, 1995 was the worst year since 1990--in sharp contrast to the U.S. stock market, which witnessed its best year since the beginning of this decade. In the wake of the Mexican peso devaluation in December 1994, many emerging markets plummeted until early March, then rallied strongly in the second quarter, but were lackluster again during the second half of the year. The shock waves caused by Mexico generally affected equity markets much more than any positive developments in economic policies or economic growth trends. Year-end tax selling by individual investors in mutual funds was an additional technical factor that quickly squashed any attempt at a rally in emerging markets. 1995 was a disappointing year for most emerging markets. Unlike previous years, when emerging markets crowded the list of best performing markets, this past year they were more evident among the worst performing markets of the world.

PORTFOLIO REVIEW

The six months ended December 31, 1995 were marked by volatility in most emerging markets. As a result, the Fund's total return for the six months ended December 31, 1995, without deducting sales charges, was (4.83)% for Class A shares, 0.55% for Class B shares (from commencement of operations--December 5, 1995 through December 31, 1995), (5.07)% for Class C shares (formerly Class B shares) and (4.62)% for Class Y shares (formerly Class C shares). The Fund's total return for this period, after deducting the maximum applicable sales charges, was (9.13)% for Class A shares, (4.48)% for Class B shares (from commencement of operations--December 5, 1995 through December 31, 1995), (6.02)% for Class C shares and (4.62)% for Class Y shares. In comparison, the IFC Global Composite Index returned (4.42)% and the IFC Emerging Markets Investable Index returned (1.31)% for the same time period.

Several factors affected the Fund's underperformance of the Composite Index during the second half of 1995. Performance was negatively affected by a portfolio underweighting in South Africa (1.6% of net assets on December 31, 1995), which rose 10.1% in the fourth quarter of 1995. The Fund's overweighted position in Korea (12.8%) also had a negative effect during the six-month period, as the market was roiled by political scandal and declined 10.1% in the fourth quarter alone. In addition, individual stock attribution was marginally negative for the six-month period primarily because of the Fund's significant overweighting in relatively neglected, less well-known stocks (which today appear to be much better than average values), which lagged the larger, more well-known equities.

The Fund's investment approach focuses on creating long-term value and, over the years, Emerging Markets Management, the Fund's sub-adviser, believes that it rarely pays to sell in a panic because markets usually recover--often quicker and sharper than expected. Markets have been ignoring most of the good news (such as positive earnings surprises, drops in interest rates and better than expected growth in many countries) while reacting violently to political disturbances. As soon as this negative sentiment changes (which can happen very quickly, as past experience shows) a surprisingly sharp rally could follow.

Emerging Markets Management will continue to emphasize "unpopular" markets and new markets (in Eastern Europe and Africa) which are under-represented in the IFC Index. A focus on smaller cap stocks in the more "mature" emerging markets, which are also largely outside the indices, will continue. This strategy, over time, should add significant value, as these markets and stocks (which are still rather undiscovered, poorly followed by brokers and often inefficiently priced) become part of the "mainstream" of emerging market investing.

Although the difficulties of 1995 will not be quickly forgotten for emerging market investors, the Fund is well-positioned in global markets where 1996 GDP growth is forecast to rise almost 6% on average. The Fund intends to remain overweighted in Korea and China (through Hong Kong plays) where it is invested in competitive firms positioned to benefit from the long-term growth potential of the world's largest emerging market, China. Eastern Europe is another area of significant overweighting, where the Fund is able to invest in assets at prices below those of most of the rest of the emerging world. Valuations throughout the emerging market universe are at price to fair value levels, comparable to those in 1987.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,

/s/ MARGO ALEXANDER                           /s/ ANTOINE W. VAN AGTMAEL
MARGO ALEXANDER                               ANTOINE W. VAN AGTMAEL
President,                                    Portfolio Manager,
  Mitchell Hutchins Asset Management Inc.       PaineWebber Emerging Markets
                                                Equity Fund

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS (UNAUDITED)

                                                NET ASSET VALUE                       TOTAL RETURN1
                                       ----------------------------------    --------------------------------
                                                                               12 MONTHS          6 MONTHS
                                       12/31/95    06/30/95      12/31/94    ENDED 12/31/95    ENDED 12/31/95
-------------------------------------------------------------------------------------------------------------
Class A Shares                          $ 9.26      $ 9.73        $10.49         (11.20)%           (4.83)%
-------------------------------------------------------------------------------------------------------------
Class B Shares2                           9.18         N/A           N/A            N/A               N/A
-------------------------------------------------------------------------------------------------------------
Class C Shares3                           9.18        9.67         10.42         (11.87)            (5.07)
-------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                          NET ASSET VALUE
                        --------------------     CAPITAL GAINS                                             TOTAL
PERIOD COVERED          BEGINNING     ENDING      DISTRIBUTED            DIVIDENDS PAID                   RETURN1
------------------------------------------------------------------------------------------------------------------------
01/19/94 - 12/31/94      $ 12.00      $10.49         --                          --                       (12.58)%
------------------------------------------------------------------------------------------------------------------------
1995                       10.49       9.26          --                        0.0517                     (11.20)
------------------------------------------------------------------------------------------------------------------------
                                      Totals:        --                       $0.0517
------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 12/31/95:                            (22.38)%
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES2

                          NET ASSET VALUE
                        --------------------     CAPITAL GAINS                                             TOTAL
PERIOD COVERED          BEGINNING     ENDING      DISTRIBUTED            DIVIDENDS PAID                   RETURN1
------------------------------------------------------------------------------------------------------------------------
12/05/95 - 12/31/95      $  9.13      $9.18          --                    --                               0.55%
------------------------------------------------------------------------------------------------------------------------
                                      Totals:        --                    --
------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 12/31/95:                              0.55%
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES3

                          NET ASSET VALUE
                        --------------------     CAPITAL GAINS                                             TOTAL
PERIOD COVERED          BEGINNING     ENDING      DISTRIBUTED            DIVIDENDS PAID                   RETURN1
------------------------------------------------------------------------------------------------------------------------
01/19/94 - 12/31/94      $ 12.00      $10.42         --                          --                       (13.17)%
------------------------------------------------------------------------------------------------------------------------
1995                       10.42       9.18          --                        0.0034                     (11.87)
------------------------------------------------------------------------------------------------------------------------
                                      Totals:        --                       $0.0034
------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 12/31/95:                            (23.47)%
------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS

                                 % RETURN WITHOUT DEDUCTING         % RETURN AFTER DEDUCTING
                                    MAXIMUM SALES CHARGE              MAXIMUM SALES CHARGE
                               ------------------------------    -------------------------------
                                           CLASS                              CLASS
                               ------------------------------    -------------------------------
                                  A*        B**       C***           A*        B**       C***
------------------------------------------------------------------------------------------------
Twelve Months Ended
 12/31/95                       (11.20)%    N/A      (11.87)%      (15.17)%    N/A      (12.87)%
------------------------------------------------------------------------------------------------
Five Years Ended 12/31/95         N/A       N/A        N/A          N/A        N/A        N/A
------------------------------------------------------------------------------------------------
Commencement of Operations
 Through 12/31/95+              (12.19)%    N/A      (12.83)%      (14.26)%    N/A      (12.83)%
------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.
2 Commencement of operations was December 5, 1995 for Class B shares.
3 Formerly Class B shares.
 * Maximum sales charge for Class A shares is 4.50% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
 ** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
 + Commencement of operations was January 19, 1994 for Class A and Class C shares.
Note:The Fund offers Class Y (formerly Class C) shares to INSIGHT Program participants. For the one year ended December 31, 1995, and from inception, January 19, 1994 through December 31, 1995, Class Y shares had an average annual total return of (10.92)% and (11.92)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.
--------------------------------------------------------------------------------
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Portfolio of Investments

December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS--75.73%
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

ARGENTINA--1.60%

CONSTRUCTION--0.47%
     8,680   Dycasa S.A...........................................................      $    28,638
    34,221   Perez Companc (Cia Naviera) Class B..................................          181,335
                                                                                        -----------
                                                                                            209,973
                                                                                        -----------

FOOD & FOOD SERVICES--0.12%
     1,000   Buenos Aires Embotelladora ADR.......................................           20,625
    18,469   Cinba................................................................           31,206
                                                                                        -----------
                                                                                             51,831
                                                                                        -----------

OIL & GAS--0.68%
    94,120   Astra CIA Argentina de Petro Class B.................................          174,087
     5,967   YPF Sociedad Anonima ADR.............................................          129,036
                                                                                        -----------
                                                                                            303,123
                                                                                        -----------

REAL ESTATE--0.26%
    45,502   IRSA Inversiones y Representaciones S.A. Class B.....................          114,642
                                                                                        -----------

UTILITIES-ELECTRIC--0.07%
     9,400   Central Costanera Class B............................................           28,946
                                                                                        -----------

Total Argentina Common Stocks.....................................................          708,525
                                                                                        -----------

BALTICS--0.22%

DEPOSITORY INSTITUTIONS--0.22%
    28,800   Hansabank............................................................           99,072
                                                                                        -----------

BANGLADESH--0.19%

CHEMICALS--0.04%
     8,400   Beximco Pharmaceuticals..............................................           18,002
                                                                                        -----------

LEATHER PRODUCTS--0.15%
     3,500   Apex Tannery.........................................................           66,229
                                                                                        -----------

Total Bangladesh Common Stocks....................................................           84,231
                                                                                        -----------

BRAZIL--2.59%

FOOD, BEVERAGE & TOBACCO--0.13%
28,248,410   Avipal S.A...........................................................           58,124
                                                                                        -----------

INVESTMENT COMPANIES--1.41%
     2,284   Eternity Fund........................................................          623,984
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

BRAZIL--(CONCLUDED)
METALS & MINING--0.27%
 5,760,000   Cia Siderurgica Nacional.............................................      $   118,519
                                                                                        -----------

RETAIL--0.17%
    37,000   Makro*...............................................................           21,317
     9,200   Makro GDR*...........................................................           52,302
                                                                                        -----------
                                                                                             73,619
                                                                                        -----------

TELEPHONE--0.43%
 4,900,000   Telebras.............................................................          189,144
                                                                                        -----------

UTILITIES-ELECTRIC--0.18%
     3,701   Companhia Energetica de Minas Gerais ADR.............................           82,347
                                                                                        -----------

Total Brazil Common Stocks........................................................        1,145,737
                                                                                        -----------

CHILE--2.92%

CHEMICALS--0.20%
     1,900   Sociedad Quimica y Minera de Chile S.A. ADR..........................           89,300
                                                                                        -----------

COMMUNICATIONS--0.73%
     3,900   Compania de Telefonos de Chile ADR...................................          323,213
                                                                                        -----------

INVESTMENT COMPANIES--1.07%
    11,700   Genesis Chile Fund...................................................          473,850
                                                                                        -----------

UTILITIES-ELECTRIC--0.92%
     6,200   Chilectra S.A. ADR...................................................          311,550
     3,300   Enersis S.A. ADR.....................................................           94,050
                                                                                        -----------
                                                                                            405,600
                                                                                        -----------

Total Chile Common Stocks.........................................................        1,291,963
                                                                                        -----------

CHINA--7.95%

AGRICULTURE--2.12%
 2,344,000   CP Pokphand Company..................................................          939,722
                                                                                        -----------

CHEMICALS--0.59%
   426,000   Kingboard Chemical...................................................           87,046
   783,000   Yizheng Chemical Fibre Company Limited...............................          176,194
                                                                                        -----------
                                                                                            263,240
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

CHINA--(CONTINUED)
COMMUNICATIONS--0.30%
 1,261,087   Champion Technology Holdings.........................................      $   132,102
                                                                                        -----------

CONGLOMERATES--0.10%
    74,000   Guangdong Investments Limited........................................           44,500
                                                                                        -----------

DISTRIBUTION-WHOLESALE TRADE--0.22%
   660,000   Pacific Concord Holding..............................................           98,157
                                                                                        -----------

ELECTRONICS--0.76%
   131,240   Shanghai Shangling Electric Appliances Class B.......................           80,319
   137,000   Varitronix International.............................................          254,245
                                                                                        -----------
                                                                                            334,564
                                                                                        -----------

FURNITURE & FIXTURES--0.16%
   286,000   Lamex Holdings Limited...............................................           70,645
                                                                                        -----------

HOLDING AND OTHER INVESTMENT OFFICES--0.43%
    56,000   Citic Pacific Limited................................................          191,555
                                                                                        -----------

LEATHER PRODUCTS--0.12%
 1,608,802   KTP Holdings Limited.................................................           54,095
                                                                                        -----------

MACHINERY-INDUSTRIAL--0.88%
   152,000   Chen Hsong Holdings..................................................           79,612
   340,000   Dong Fang Electric Machinery.........................................           91,238
   616,000   Sinocan Holdings Limited.............................................          219,075
                                                                                        -----------
                                                                                            389,925
                                                                                        -----------

METALS & MINING--0.16%
   550,000   Singamas Container (1)...............................................           72,158
                                                                                        -----------

MISCELLANEOUS MANUFACTURING--0.33%
   366,000   China Bicycles Class B...............................................           60,113
   298,000   Lung Kee.............................................................           81,895
                                                                                        -----------
                                                                                            142,008
                                                                                        -----------

PACKAGING & CONTAINERS--0.32%
   397,000   M. C. Packaging Limited..............................................          141,190
                                                                                        -----------

REAL ESTATE--0.21%
   735,500   Tian An China Investments............................................           91,313
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

CHINA--(CONCLUDED)
TEXTILES--0.21%
   680,000   High Fashion International*..........................................      $    33,417
   199,500   Shanghai Haixin Company, Limited Class B.............................           59,850
                                                                                        -----------
                                                                                             93,267
                                                                                        -----------

TRANSPORTATION--0.75%
    96,000   New World Infrastructure Limited*....................................          183,744
   514,000   Qingling Motors Company, Class H.....................................          149,564
                                                                                        -----------
                                                                                            333,308
                                                                                        -----------

TRANSPORTATION EQUIPMENT--0.29%
    15,600   China Yuchai International Limited...................................          126,750
                                                                                        -----------

Total China Common Stocks.........................................................        3,518,499
                                                                                        -----------

COLOMBIA--1.40%

FOOD, BEVERAGE & TOBACCO--0.37%
    26,200   Bavaria..............................................................           75,367
    25,500   Industrias Alimenticias..............................................           90,083
                                                                                        -----------
                                                                                            165,450
                                                                                        -----------

HOLDING & OTHER INVESTMENT OFFICES--0.39%
     9,218   Suramericana.........................................................          172,125
                                                                                        -----------

RETAIL--0.11%
     7,208   Carulla & Cia ADS....................................................           48,654
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.38%
     7,400   Cementos Argos.......................................................           46,308
     8,200   Cementos Paz del Rio ADR.............................................          123,000
                                                                                        -----------
                                                                                            169,308
                                                                                        -----------

TIRE & RUBBER--0.15%
    32,000   Pavco................................................................           64,598
                                                                                        -----------

Total Colombia Common Stocks......................................................          620,135
                                                                                        -----------

CZECH REPUBLIC--1.61%

CHEMICALS--0.55%
     3,394   Deza Valasske Meririci...............................................          245,647
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

CZECH REPUBLIC--(CONCLUDED)
MACHINERY-INDUSTRIAL--0.37%
     3,666   Zavody Presneho Stro.................................................      $   162,225
                                                                                        -----------

MANUFACTURING--0.19%
     1,731   Fatra A.S............................................................           86,336
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.14%
     2,280   Cement Hranice A.S...................................................           60,963
                                                                                        -----------

UTILITIES-ELECTRIC--0.36%
     3,168   Cez..................................................................          114,526
     1,240   Cez GDR..............................................................           44,950
                                                                                        -----------
                                                                                            159,476
                                                                                        -----------

Total Czech Republic Common Stocks................................................          714,647
                                                                                        -----------

ECUADOR--0.10%

STONE, CLAY & GLASS PRODUCTS--0.10%
       256   Le Cemento Nacional de Ecuador GDR*..................................           44,800
                                                                                        -----------

GHANA--0.53%

METALS & MINING--0.53%
     9,700   Ashanti Goldfield Company, Limited Class S GDS*......................          196,425
     2,000   Ashanti Goldfield Company, Limited GDS*..............................           39,950
                                                                                        -----------


Total Ghana Common Stocks.........................................................          236,375
                                                                                        -----------

GREECE--2.28%

BANKS--0.57%
     4,380   Alpha Credit Bank....................................................          253,094
                                                                                        -----------

CONSTRUCTION--0.90%
     5,500   GEK..................................................................           70,754
     3,320   Hellenic Technodomik.................................................           72,396
    19,970   Michaniki S.A........................................................          256,900
                                                                                        -----------
                                                                                            400,050
                                                                                        -----------

FOOD, BEVERAGE & TOBACCO--0.69%
     4,360   Chipita International................................................           66,203
     7,330   Hellenic Bottling Company............................................          239,603
                                                                                        -----------
                                                                                            305,806
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

GREECE--(CONCLUDED)
PLASTICS--0.03%
     2,500   A.G. Petzetakis S.A.*................................................      $    12,390
                                                                                        -----------

RETAIL--0.09%
     3,230   Alfa-Beta Vassilopoulos..............................................           37,465
                                                                                        -----------

Total Greece Common Stocks........................................................        1,008,805
                                                                                        -----------

HUNGARY--2.41%

CHEMICALS--0.51%
        70   Chinoin*.............................................................           17,932
     8,820   Graboplast...........................................................          116,197
     2,953   Primagaz Hungaria Rights*............................................           88,614
                                                                                        -----------
                                                                                            222,743
                                                                                        -----------

FOOD, BEVERAGE & TOBACCO--0.05%
     1,560   Sopron Brewery Limited...............................................           24,456
                                                                                        -----------

OIL & GAS--0.14%
     7,400   Mol Magyar Olaj Es Gazipari GDR......................................           60,125
                                                                                        -----------

PLASTICS--0.20%
     6,590   Pannonplast Muanya...................................................           86,818
                                                                                        -----------

RETAIL--1.40%
    19,710   Julius Meinl International A.G.......................................          621,896
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.11%
     2,276   Zalakeramia A.G.*....................................................           49,682
                                                                                        -----------

Total Hungary Common Stocks.......................................................        1,065,720
                                                                                        -----------

INDIA--5.15%

CONSTRUCTION--0.17%
     4,200   Larsen & Toubro Limited GDS..........................................           76,104
                                                                                        -----------

INVESTMENT COMPANIES--0.60%
    22,124   Himalayan Fund.......................................................          265,488
     3,364   Himalayan Fund Warrants..............................................            1,177
                                                                                        -----------
                                                                                            266,665
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

INDIA--(CONCLUDED)
METALS & MINING--1.44%
     8,900   Hindalco Industries Limited GDR......................................      $   303,757
    13,050   Indian Aluminum GDS..................................................           81,563
   281,000   Tata Iron & Steel Company Limited*...................................          250,090
                                                                                        -----------
                                                                                            635,410
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.66%
     6,300   India Cement Limited GDR.............................................           50,400
    32,500   India Cement Limited GDS.............................................          243,750
                                                                                        -----------
                                                                                            294,150
                                                                                        -----------

TEXTILES--0.55%
    11,800   Grasim Industries Limited GDS........................................          241,900
                                                                                        -----------

TRANSPORTATION EQUIPMENT--1.34%
    45,172   Tata Engineering & Locomotive Company Limited GDR....................          593,108
                                                                                        -----------

UTILITIES-ELECTRIC--0.39%
       526   Tata Electric Companies GDR..........................................          173,580
                                                                                        -----------

Total India Common Stocks.........................................................        2,280,917
                                                                                        -----------

INDONESIA--3.63%

BANKS--0.25%
    33,000   P. T. Bank International Indonesia...................................          109,326
                                                                                        -----------

CONSTRUCTION--0.10%
    46,500   Petrosea.............................................................           43,724
                                                                                        -----------

ELECTRONICS--0.14%
   121,500   P. T. Astra Graphia..................................................           63,766
                                                                                        -----------

FINANCIAL SERVICES--0.25%
   216,500   P. T. Dharmala Sakti Sejahtera.......................................          108,889
                                                                                        -----------

FOOD, BEVERAGE & TOBACCO--0.15%
    32,000   C. P. Pokphand Indonesia.............................................           65,078
                                                                                        -----------

FOOD SERVICES--0.41%
   378,250   P. T. Ultrajaya Milk Industry & Trading Company......................          181,970
                                                                                        -----------

HOTELS--0.36%
   131,000   P. T. Jakarta International Hotel....................................          160,420
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

INDONESIA--(CONCLUDED)
PAPER PRODUCTS--0.13%
    63,560   Tjiwi Kimia..........................................................      $    58,376
                                                                                        -----------

REAL ESTATE--0.44%
    35,500   P. T. Modernland Realty Limited......................................           37,262
   245,500   P. T. Pakuwon Jati...................................................          155,686
                                                                                        -----------
                                                                                            192,948
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.54%
    35,500   Mulia Industrindo....................................................          100,142
    50,000   Semen Gresik.........................................................          139,952
                                                                                        -----------
                                                                                            240,094
                                                                                        -----------

TELECOMMUNICATIONS--0.34%
    84,000   P. T. Bakrie & Brothers..............................................          152,460
                                                                                        -----------

TEXTILES--0.32%
    38,600   P. T. Indorama Synthetics............................................          139,696
                                                                                        -----------

TRANSPORTATION--0.20%
    43,000   P. T. Astra International............................................           89,329
                                                                                        -----------

Total Indonesia Common Stocks.....................................................        1,606,076
                                                                                        -----------

KOREA--12.68%

BANKS--0.94%
     5,600   Kwang Ju Bank........................................................           53,347
     4,138   Kwang Ju Bank New Shares.............................................           38,406
    12,980   Shinhan Bank.........................................................          254,329
     3,580   Shinhan Bank New Shares..............................................           67,839
                                                                                        -----------
                                                                                            413,921
                                                                                        -----------

CHEMICALS--0.64%
     2,810   Korea Chemical.......................................................          282,539
                                                                                        -----------

COMMUNICATIONS--0.37%
        20   Korea Mobile Telecom.................................................           15,031
     3,400   Korea Mobile Telecom GDR.............................................          150,450
                                                                                        -----------
                                                                                            165,481
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

KOREA--(CONTINUED)
CONSTRUCTION--1.19%
    10,398   Hyundai Engineering & Construction Company...........................      $   477,175
     1,120   Hyundai Engineering & Construction Company New Shares................           50,532
                                                                                        -----------
                                                                                            527,707
                                                                                        -----------

ELECTRONICS--2.46%
       800   Samsung Display Devices..............................................           70,641
     2,892   Samsung Electronics Company..........................................          525,649
     3,675   Samsung Electronics Company GDR......................................          234,036
     1,990   Samsung Electronics Company GDS......................................          119,400
       780   Samsung Electronics Company New Shares...............................          140,767
                                                                                        -----------
                                                                                          1,090,493
                                                                                        -----------

FINANCIAL SERVICES--0.30%
     5,140   Daewoo Securities....................................................          133,842
                                                                                        -----------

FOOD, BEVERAGE & TOBACCO--0.14%
     5,050   Haitai Confectionery.................................................           62,559
                                                                                        -----------

INSURANCE--0.21%
       190   Samsung Fire & Marine Insurance......................................           94,296
                                                                                        -----------

INVESTMENT COMPANIES--0.91%
    18,340   Korea Fund...........................................................          403,480
                                                                                        -----------

METALS & MINING--2.06%
    31,400   Pohang Iron & Steel Company, Limited ADR.............................          686,875
     6,867   Pusan Steel Pipe Corporation ........................................          224,843
                                                                                        -----------
                                                                                            911,718
                                                                                        -----------

RETAIL--0.07%
     1,050   Taegu Department Store*..............................................           23,957
       382   Taegu Department Store New Shares*...................................            8,716
                                                                                        -----------
                                                                                             32,673
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.64%
       500   Keumkang Company.....................................................           37,319
     8,760   Ssangyong Cement Company Limited.....................................          245,043
                                                                                        -----------
                                                                                            282,362
                                                                                        -----------

TRANSPORTATION--0.14%
     1,760   Korea Express........................................................           61,711
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

KOREA--(CONCLUDED)
TRANSPORTATION EQUIPMENT--0.80%
    13,700   Hyundai Motor GDR....................................................      $   203,788
    10,100   Hyundai Motor GDR+...................................................          150,238
                                                                                        -----------
                                                                                            354,026
                                                                                        -----------

UTILITIES-ELECTRIC--1.81%
    20,150   Korea Electric Power Corporation.....................................          800,026
                                                                                        -----------

Total Korea Common Stocks.........................................................        5,616,834
                                                                                        -----------

MALAYSIA--3.11%

COMMUNICATIONS--0.21%
    32,000   Technology Resources Industries Berhad...............................           94,499
                                                                                        -----------

CONSTRUCTION--0.70%
    87,000   Ekran Berhad.........................................................          212,387
    61,000   I.J.M. Corporation ..................................................           97,035
                                                                                        -----------
                                                                                            309,422
                                                                                        -----------

FINANCIAL SERVICES--0.13%
     5,000   AMMB Holdings Berhad.................................................           57,093
                                                                                        -----------

HOTELS--0.23%
    12,000   Genting Berhad.......................................................          100,169
                                                                                        -----------

INSURANCE--0.14%
     8,000   Arab Malaysian Corporation...........................................           28,980
    70,500   Arab Malaysian Corporation (5% Cumulative Loan Stock)................           34,699
                                                                                        -----------
                                                                                             63,679
                                                                                        -----------

PACKAGING & CONTAINERS--0.75%
    15,500   Kian Joo Factory Berhad..............................................           64,082
    87,000   Malaysian Pacific Industries Berhad..................................          268,910
                                                                                        -----------
                                                                                            332,992
                                                                                        -----------

PAPER PRODUCTS--0.31%
    85,000   Aokam Perdana........................................................          137,221
                                                                                        -----------

REAL ESTATE--0.50%
    18,750   O.Y.L. Industries Berhad.............................................          145,440
    48,000   Sime U.E.P. Properties Berhad........................................           75,599
                                                                                        -----------
                                                                                            221,039
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

MALAYSIA--(CONCLUDED)
TELECOMMUNICATIONS--0.14%
     8,000   Telekom Malaysia.....................................................      $    62,370
                                                                                        -----------

Total Malaysia Common Stocks......................................................        1,378,484
                                                                                        -----------

MEXICO--5.99%

AUTOMOTIVE--0.37%
     6,000   Grupo Industrial Saltillo, S.A. de C.V...............................           81,659
     1,500   Grupo Industrial Saltillo, S.A. de C.V. Series CPO...................           21,581
    12,000   Grupo Industrial San Luis Series CPO.................................           62,216
                                                                                        -----------
                                                                                            165,456
                                                                                        -----------

BANKS--0.24%
   117,760   Grupo Financiero Banorte S.A. Series B...............................          106,846
                                                                                        -----------

COMMUNICATIONS--0.36%
     5,047   Telefonos de Mexico, S.A. de C.V. Series L ADR.......................          160,873
                                                                                        -----------

CONSTRUCTION--0.52%
     4,000   Ingenieros Civiles Asociados, S.A. de C.V.*..........................           41,426
    18,600   Ingenieros Civiles Asociados, S.A. de C.V.* ADR*.....................          190,650
                                                                                        -----------
                                                                                            232,076
                                                                                        -----------

FINANCIAL SERVICES--0.17%
   266,000   Grupo Financiero Bancomer, S.A. de C.V. Series B.....................           74,128
                                                                                        -----------

FOOD, BEVERAGE & TOBACCO--0.40%
   370,000   Grupo Herdez S.A. de C.V. Series B...................................           80,570
    42,000   Fomento Economico Mexicano, S.A. de C.V. Series B....................           94,398
                                                                                        -----------
                                                                                            174,968
                                                                                        -----------

HOLDING COMPANIES--0.31%
    36,000   Desc--Sociedad de Fomento Industrial, S.A. de C.V. Series B*.........          132,054
     9,214   Grupo Sidek S.A. de C.V. Series L....................................            5,673
                                                                                        -----------
                                                                                            137,727
                                                                                        -----------

HOTELS--0.43%
     3,400   Grupo Posada, S.A. de C.V. ADS*......................................           26,418
   415,000   Grupo Posada, S.A. de C.V. Series A*.................................          161,374
                                                                                        -----------
                                                                                            187,792
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

MEXICO--(CONCLUDED)
MACHINERY-INDUSTRIAL--0.15%
    27,800   Cydsa S.A.*..........................................................      $    67,383
                                                                                        -----------
METALS & MINING--0.44%
    45,000   Grupo Mexico, S.A. de C.V. Series B..................................          190,149
       200   Hylsamex, S.A. de C.V. ADR*..........................................            4,274
                                                                                        -----------
                                                                                            194,423
                                                                                        -----------
NON-DEPOSITORY INSTITUTIONS--0.10%
    16,000   Grupo Financiero Inbursa, S.A. de C.V. Series B......................           43,759
                                                                                        -----------
PAPER PRODUCTS--0.43%
    53,000   Empaques Ponderosa, S.A. de C.V. Series B............................           95,215
    14,600   Grupo Industrial Durango S.A. de C.V. ADR*...........................           96,725
                                                                                        -----------
                                                                                            191,940
                                                                                        -----------
RETAIL--0.56%
    24,000   Cifra, S.A. de C.V. Series B*........................................           24,949
   218,000   Cifra, S.A. de C.V. Series C*........................................          220,402
                                                                                        -----------
                                                                                            245,351
                                                                                        -----------
STONE, CLAY & GLASS PRODUCTS--1.11%
   129,200   Cementos Mexicanos, S.A. de C.V. Series A............................          427,038
     8,875   Cementos Mexicanos, S.A. de C.V. Series B............................           32,210
    10,000   Cementos Mexicanos, S.A. de C.V. Series CPO..........................           32,923
                                                                                        -----------
                                                                                            492,171
                                                                                        -----------
TIRE & RUBBER--0.30%
   420,000   Industria Automotriz S.A. Series A...................................          116,500
    55,263   Industria Automotriz S.A. Series B...................................           15,329
                                                                                        -----------
                                                                                            131,829
                                                                                        -----------
TRANSPORTATION--0.10%
     4,000   Grupo Condumex S.A. Series A.........................................           14,413
     4,000   Transportacion Maritima Mexicana, S.A. de C.V........................           31,627
                                                                                        -----------
                                                                                             46,040
                                                                                        -----------

Total Mexico Common Stocks........................................................        2,652,762
                                                                                        -----------

MOROCCO--0.33%

HOLDING COMPANIES--0.33%
     3,900   Omnium Nord Africain*................................................          148,284
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------
PAKISTAN--0.84%

BANKS--0.08%
    45,100   Bank of Punjab*......................................................      $    33,612
                                                                                        -----------
CHEMICALS--0.03%
     3,360   Engro Chemicals......................................................           13,895
                                                                                        -----------
INVESTMENT COMPANIES--0.08%
     7,200   The Pakistan Fund....................................................           33,300
                                                                                        -----------
OIL & GAS--0.20%
    11,492   Pakistan State Oil...................................................           89,005
                                                                                        -----------
PAPER PRODUCTS--0.17%
    26,200   Packages.............................................................           77,339
                                                                                        -----------
TELECOMMUNICATIONS--0.06%
       280   Pakistan Telecommunications Company GDR*.............................           24,360
                                                                                        -----------
TEXTILES--0.16%
    85,067   Nishat Mills.........................................................           72,721
                                                                                        -----------
UTILITIES-ELECTRIC--0.06%
     1,500   Hub Power Company Limited GDR*.......................................           26,475
                                                                                        -----------

Total Pakistan Common Stocks......................................................          370,707
                                                                                        -----------

PAPUA NEW GUINEA--0.28%

METALS & MINING--0.28%
    63,545   Niugini Mining.......................................................          122,329
                                                                                        -----------

PERU--1.52%

BANKS--0.39%
     9,956   Credicorp Limited....................................................          171,721
                                                                                        -----------
COMMUNICATIONS--0.13%
    27,525   Telefonica del Peru Class B..........................................           58,957
                                                                                        -----------
FOOD, BEVERAGE & TOBACCO--0.27%
    31,763   Cerveceri San Juan*..................................................           27,351
    28,300   Compania Embotelladora del Pacifico S.A. Class B.....................           11,511
   157,886   Compania Nacional de Cerveza Class Trabajo*..........................           78,567
                                                                                        -----------
                                                                                            117,429
                                                                                        -----------
MACHINERY-CONSTRUCTION--0.09%
    32,898   Enrique Ferreyros Class Trabajo......................................           38,436
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

PERU--(CONCLUDED)
METALS & MINING--0.64%
    17,662   Minas Buenaventura, S.A.*............................................      $   113,874
     5,134   Minas Buenaventura, S.A. Class Trabajo*..............................           33,323
     8,423   Minsur Class Trabajo.................................................           59,045
     5,794   Southern Peru Copper.................................................           81,379
                                                                                        -----------
                                                                                            287,621
                                                                                        -----------

Total Peru Common Stocks..........................................................          674,164
                                                                                        -----------

PHILIPPINES--1.37%

BANKS--0.19%
     4,412   Metropolitan Bank & Trust Company....................................           85,784
                                                                                        -----------
CONSTRUCTION--0.18%
 1,340,100   Engineering Equipment, Incorporated..................................           77,657
                                                                                        -----------
FOOD, BEVERAGE & TOBACCO--0.17%
    22,320   San Miguel Corporation Class B.......................................           76,159
                                                                                        -----------
HOLDING COMPANIES--0.18%
    39,920   First Philippine Holdings Corporation Class B........................           77,618
                                                                                        -----------
METALS & MINING--0.14%
   548,800   Philex Mining Corporation Class B....................................           62,768
                                                                                        -----------
REAL ESTATE--0.33%
   118,887   Ayala Land, Incorporated Class B.....................................          145,039
                                                                                        -----------
UTILITIES-ELECTRIC--0.18%
    10,000   Manila Electric Company Class B......................................           81,586
                                                                                        -----------

Total Philippines Common Stocks...................................................          606,611
                                                                                        -----------

PORTUGAL--1.56%

BANKS--0.43%
     7,500   Banco Comercial Portugues............................................          101,971
     5,980   Banco Espirito Santo Comercial de Lisboa.............................           90,374
                                                                                        -----------
                                                                                            192,345
                                                                                        -----------
COMMUNICATIONS--0.11%
     2,600   Portugal Telecom.....................................................           48,899
                                                                                        -----------
CONSTRUCTION--0.08%
     3,772   Engil Sociedade de Construcao Civil, S.A.*...........................           32,333
     5,200   Somec*...............................................................            3,474
                                                                                        -----------
                                                                                             35,807
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

PORTUGAL--(CONCLUDED)
FURNITURE & FIXTURES--0.15%
     5,968   Cinca................................................................      $    65,392
                                                                                        -----------
MACHINERY-CONSTRUCTION--0.10%
     6,300   Empresa Fabril de Maquinas Electricas, S.A...........................           42,512
                                                                                        -----------
MISCELLANEOUS MANUFACTURING--0.20%
     7,694   Corticiera Amorim S.A................................................           88,673
                                                                                        -----------
PACKAGING & CONTAINERS--0.05%
       722   Barbosa E Almeida S.A................................................           21,466
                                                                                        -----------
PAPER PRODUCTS--0.15%
     3,060   Sonae Investimentos..................................................           65,401
                                                                                        -----------
REAL ESTATE--0.24%
     2,700   Lusotur Sociedade*...................................................           55,921
     2,000   Mundicenter Sociedade Imobiliaria, S.A...............................           52,768
                                                                                        -----------
                                                                                            108,689
                                                                                        -----------
STONE, CLAY & GLASS PRODUCTS--0.05%
     1,400   Cimentos de Portugal S.A.............................................           23,188
                                                                                        -----------

Total Portugal Common Stocks......................................................          692,372
                                                                                        -----------

RUSSIA--2.77%

COMMUNICATIONS--2.44%
    80,000   Global Telesystems Group Incorporated*...............................        1,080,000
                                                                                        -----------
METALS & MINING--0.31%
    89,300   Nelson Gold Corporation*.............................................          138,642
                                                                                        -----------
UTILITIES-ELECTRIC--0.02%
     1,100   AO Mosenergo ADR+*...................................................            8,938
                                                                                        -----------

Total Russia Common Stocks........................................................        1,227,580
                                                                                        -----------

SINGAPORE--1.63%

CONSTRUCTION--0.27%
    37,000   IPCO International...................................................          119,880
                                                                                        -----------
ELECTRONICS--0.37%
    55,000   GP Batteries International Limited...................................          132,550
    25,750   GP Batteries International Limited Warrants..........................           18,025
    10,000   Tri-M Technologies Limited...........................................           14,000
                                                                                        -----------
                                                                                            164,575
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

SINGAPORE--(CONCLUDED)
MISCELLANEOUS MANUFACTURING--0.56%
   163,840   San Teh Limited......................................................      $   137,836
    39,320   San Teh Limited Warrants.............................................           19,180
    27,000   Venture Manufacturing Limited........................................           90,477
                                                                                        -----------
                                                                                            247,493
                                                                                        -----------
TRANSPORTATION--0.43%
   109,000   Chuan Hup Holdings Limited...........................................           98,636
   106,000   Pacific Carriers Limited.............................................           91,425
                                                                                        -----------
                                                                                            190,061
                                                                                        -----------

Total Singapore Common Stocks.....................................................          722,009
                                                                                        -----------

SLOVAKIA--1.28%

CONSTRUCTION--0.05%
       510   Vahostav AS..........................................................           24,099
                                                                                        -----------
INSTRUMENTS--0.22%
     4,140   Chirana Prama........................................................           97,813
                                                                                        -----------
MACHINERY-INDUSTRIAL--0.14%
     7,732   Povazske Strojarne*..................................................           60,023
                                                                                        -----------
METALS & MINING--0.26%
     8,048   VSZ A.S..............................................................          114,087
                                                                                        -----------
TRANSPORTATION EQUIPMENT--0.08%
       715   Slovenske Lodenice*..................................................           36,199
                                                                                        -----------
UTILITIES-ELECTRIC--0.53%
     3,212   Nafta................................................................          233,084
                                                                                        -----------

Total Slovakia Common Stocks......................................................          565,305
                                                                                        -----------

SOUTH AFRICA--1.60%
CHEMICALS--0.18%
     9,900   Sasol................................................................           81,063
                                                                                        -----------
CONGLOMERATES--0.11%
     1,200   Anglovaal............................................................           48,718
                                                                                        -----------
CONSTRUCTION--0.05%
     3,300   Murray & Roberts.....................................................           23,310
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

SOUTH AFRICA--(CONCLUDED)
FOOD, BEVERAGE & TOBACCO--0.38%
    18,100   Malbak...............................................................      $   125,367
     5,500   Smith (C. G.)........................................................           42,244
                                                                                        -----------
                                                                                            167,611
                                                                                        -----------
METALS & MINING--0.69%
     1,600   De Beers Centenary...................................................           48,498
     7,200   Driefontein..........................................................           91,345
   181,200   Iscor................................................................          163,033
                                                                                        -----------
                                                                                            302,876
                                                                                        -----------
RETAIL--0.19%
    15,100   Wooltru..............................................................           83,877
                                                                                        -----------

Total South Africa Common Stocks..................................................          707,455
                                                                                        -----------

SRI LANKA--0.40%

BANKS--0.14%
    15,100   National Development Bank............................................           61,462
                                                                                        -----------
FINANCIAL SERVICES--0.20%
    14,907   Development Finance Corporation of Ceylon............................           82,738
    24,300   Vanik Incorporated...................................................            9,441
                                                                                        -----------
                                                                                             92,179
                                                                                        -----------
HOTELS--0.06%
     7,470   Aitken Spence........................................................           25,844
                                                                                        -----------

Total Sri Lanka Common Stocks.....................................................          179,485
                                                                                        -----------

TAIWAN--1.96%

BUILDING MATERIALS--0.42%
    19,100   Hocheng Corporation GDR*.............................................          187,180
                                                                                        -----------
ELECTRONICS--0.55%
     3,400   ACER Incorporated GDR+*..............................................           44,200
    11,342   GVC Corporation GDR*.................................................           93,572
     6,300   Siliconware Precision Industries.....................................          103,950
                                                                                        -----------
                                                                                            241,722
                                                                                        -----------
METALS & MINING--0.99%
    25,300   China Steel Corporation GDR..........................................          439,588
                                                                                        -----------

Total Taiwan Common Stocks........................................................          868,490
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------
THAILAND--3.91%

BANKS--1.00%
     3,500   Bangkok Bank Company, Limited........................................      $    42,517
    51,200   Bank of Asia.........................................................          117,888
    18,600   Bank of Ayudhya Limited .............................................          104,113
   153,000   Siam City Bank plc...................................................          176,141
                                                                                        -----------
                                                                                            440,659
                                                                                        -----------
CONSTRUCTION--0.20%
    55,600   Siam Syntech Construction Company, Limited...........................           90,496
                                                                                        -----------
ELECTRONICS--0.34%
    36,200   Hana Microelectronic.................................................          149,456
                                                                                        -----------
HEALTH SERVICES--0.11%
    31,800   Ramkamhaeng Hospital Company, Limited................................           50,496
                                                                                        -----------
HOTELS--0.28%
   257,000   First Pacific Land, Limited..........................................          122,430
                                                                                        -----------
METALS & MINING--0.21%
    17,000   Alucon Manufacturing Company, Limited................................           93,132
                                                                                        -----------
REAL ESTATE--0.62%
   112,200   M. D. X. Company, Limited............................................          170,371
    57,500   Raimon Land..........................................................          103,861
                                                                                        -----------
                                                                                            274,232
                                                                                        -----------

STONE, CLAY & GLASS PRODUCTS--0.52%
     2,000   Siam Cement Company..................................................          110,838
    39,500   Thai-German Ceramic Industry Company, Limited .......................          117,606
                                                                                        -----------
                                                                                            228,444
                                                                                        -----------
TELECOMMUNICATIONS--0.22%
    32,500   Telecom Asia Corporation*............................................           99,345
                                                                                        -----------
TEXTILES--0.19%
    76,200   Saha-Union Corporation...............................................           86,213
                                                                                        -----------
TRANSPORTATION--0.22%
    16,800   Precious Shipping Limited............................................           95,371
                                                                                        -----------

Total Thailand Common Stocks......................................................        1,730,274
                                                                                        -----------

TURKEY--0.62%

BANKS--0.21%
494,100...   Akbank ..............................................................           93,303
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS--(CONCLUDED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

TURKEY--(CONCLUDED)
HOLDING COMPANIES--0.28%
   311,740   Alarko Holding.......................................................      $   125,413
                                                                                        -----------
NON-DEPOSITORY INSTITUTIONS--0.03%
   370,020   Aktif Finans Factori.................................................           12,607
                                                                                        -----------
RETAIL--0.10%
    57,600   Migros Turks.........................................................           43,980
                                                                                        -----------

Total Turkey Common Stocks........................................................          275,303
                                                                                        -----------

VENEZUELA--1.13%

METALS & MINING--0.12%
   140,400   Sivensa..............................................................           45,071
     1,872   Venprecar............................................................            8,143
                                                                                        -----------
                                                                                             53,214
                                                                                        -----------
STONE, CLAY & GLASS PRODUCTS--0.22%
    79,249   Venezolana de Cementos Class I.......................................           97,328
                                                                                        -----------
UTILITIES-ELECTRIC--0.79%
   509,006   Electricidad de Caracas Class D*.....................................          347,792
                                                                                        -----------

Total Venezuela Common Stocks.....................................................          498,334
                                                                                        -----------

ZIMBABWE--0.17%

AEROSPACE & DEFENSE--0.17%
    53,300   Trans Zambezi Industries Limited.....................................           77,285
                                                                                        -----------

Total Common Stocks (cost--$37,933,102)...........................................       33,539,559
                                                                                        -----------

--------------------------------------------------------------------------------
PREFERRED STOCKS--7.32%
--------------------------------------------------------------------------------

BRAZIL--6.38%

BANKS--0.78%
   429,874   Antarctica de Paraiba................................................           57,493
33,347,818   Banco Bradesco S.A. .................................................          288,191
                                                                                        -----------
                                                                                            345,684
                                                                                        -----------
CHEMICALS--0.19%
 5,331,394   Bombril S.A..........................................................           80,081
   752,000   IAP S.A..............................................................            4,410
                                                                                        -----------
                                                                                             84,491
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PREFERRED STOCKS--(CONTINUED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

BRAZIL--(CONTINUED)
COMMUNICATIONS--0.07%
   222,000   Telesp...............................................................      $    32,775
                                                                                        -----------
DEPOSITORY INSTITUTIONS--0.34%
 3,870,000   Unibanco.............................................................          151,296
                                                                                        -----------
ELECTRONICS--0.11%
    67,000   Multibras S.A. ......................................................           49,630
                                                                                        -----------
FOOD, BEVERAGE & TOBACCO--0.90%
   529,610   Brahma...............................................................          217,952
   244,000   Sadia Concordia......................................................          180,741
                                                                                        -----------
                                                                                            398,693
                                                                                        -----------
MACHINERY-INDUSTRIAL--0.31%
   157,162   Dixie Toga S.A.......................................................          137,436
                                                                                        -----------
METALS & MINING--0.21%
   553,000   Vale Do Rio Doce S.A.................................................           91,029
                                                                                        -----------
MISCELLANEOUS MANUFACTURING--0.54%
13,627,731   Cosigua..............................................................           92,534
16,688,000   Mangels Industrial S.A...............................................           37,771
   306,000   Nakata...............................................................          110,185
                                                                                        -----------
                                                                                            240,490
                                                                                        -----------
PAPER PRODUCTS--0.29%
   604,000   Melpaper S.A.........................................................           29,827
 4,719,591   Votorantim Cellulose e Papel.........................................           97,111
                                                                                        -----------
                                                                                            126,938
                                                                                        -----------
RETAIL--0.02%
   636,950   Mesbla S.A...........................................................            7,864
TELEPHONE--0.90%                                                                        -----------
 8,243,880   Telebras.............................................................          396,928
TIRE & RUBBER--0.34%                                                                    -----------
 1,019,900   Marcopolo S.A. Class B...............................................          151,096
                                                                                        -----------
TRANSPORTATION EQUIPMENT--0.05%
   201,000   Iochpe Maxion S.A....................................................           21,920
                                                                                        -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------
PREFERRED STOCKS--(CONCLUDED)
--------------------------------------------------------------------------------

Number of
  Shares                                                                                   Value
----------                                                                              -----------

BRAZIL--(CONCLUDED)
UTILITIES-ELECTRIC--1.33%
 8,748,000   Cemig................................................................      $   191,700
   906,000   Iven S.A.............................................................          400,802
                                                                                        -----------
                                                                                            592,502
                                                                                        -----------

Total Brazil Preferred Stocks.....................................................        2,828,772
                                                                                        -----------

GREECE--0.59%

CONSTRUCTION--0.21%
     9,140   Michaniki S.A........................................................           91,173
                                                                                        -----------
FOOD, BEVERAGE & TOBACCO--0.30%
     9,040   Delta Dairy S.A......................................................          133,451
                                                                                        -----------
PLASTICS--0.08%
     9,219   A.G. Petzetakis S.A..................................................           35,734
                                                                                        -----------

                                                                                            260,358
Total Greece Preferred Stocks.....................................................
                                                                                        -----------

KOREA--0.10%

FINANCIAL SERVICES--0.10%
     2,600   Daewoo Securities....................................................           43,236
                                                                                        -----------

PHILIPPINES--0.25%

COMMUNICATIONS--0.25%
       600   Philippine Long Distance ADR.........................................           32,475
     2,500   Philippine Long Distance GDS.........................................           79,375
                                                                                        -----------
                                                                                            111,850
                                                                                        -----------

Total Preferred Stocks (cost--$3,770,793).........................................        3,244,216
                                                                                        -----------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS--8.08%
--------------------------------------------------------------------------------

Principal
 Amount                                                                 Maturity    Interest
  (000)                                                                   Date        Rate
---------                                                               --------    --------

CHINA--0.45%

REAL ESTATE--0.45%
  $ 163     Guangdong Investment Limited..........................      10/07/98      4.500%        199,267
                                                                                                -----------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONVERTIBLE BONDS--(CONCLUDED)
--------------------------------------------------------------------------------

Principal
 Amount                                                                 Maturity    Interest
  (000)                                                                  Dates       Rates         Value
---------                                                               --------    --------    -----------
INDIA--0.98%

STONE, CLAY & GLASS PRODUCTS--0.98%
  $ 325     Gujarat Ambuja Cement.................................      06/30/99      3.500%    $   433,875
                                                                                                -----------

INDONESIA--0.10%

REAL ESTATE--0.10%
     72     P. T. Modernland Realty Limited.......................      01/04/03      6.000          45,344
                                                                                                -----------

TAIWAN--6.40%

ELECTRONICS--3.30%
    180     ACER Incorporated.....................................      06/10/01      4.000         531,000
    737     United Microelectronics Corporation...................      06/08/01      1.250         930,463
                                                                                                -----------
                                                                                                  1,461,463
                                                                                                -----------

MACHINERY--0.82%
    460     Teco..................................................      04/15/04      2.750         363,400
                                                                                                -----------

PETROLEUM & COAL PRODUCTS--1.13%
    505     Nan Ya Plastics.......................................      07/19/01      1.750         499,950
                                                                                                -----------

TRANSPORTATION--1.15%
    536     U-Ming Marine.........................................      02/07/01      1.500         507,860
                                                                                                -----------

Total Taiwan Convertible Bonds....................................                                2,832,673
                                                                                                -----------

THAILAND--0.15%

BANKS--0.15%
     38     Bangkok Bank Company, Limited ........................      03/03/04      3.250          40,470
     29     Bank of Asia..........................................      02/09/04      3.750          28,130
                                                                                                -----------
                                                                                                     68,600
                                                                                                -----------

Total Convertible Bonds (cost--$3,843,745)........................                                3,579,759
                                                                                                -----------

TOTAL INVESTMENTS (cost--$45,547,640)--91.13%.....................                               40,363,534

Other assets in excess of liabilities--8.87%......................                                3,928,411
                                                                                                -----------

Net Assets--100.00%...............................................                              $44,291,945
                                                                                                -----------
                                                                                                -----------

------------

(1)   Includes 72,400 non-detachable warrants
*     Non-income producing security
+     Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR   American Depositary Receipts
ADS   American Depositary Shares
GDR   Global Depositary Receipts
GDS   Global Depositary Shares

                 See accompanying notes to financial statements

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (cost--$45,547,640)....................................   $40,363,534
   Cash.........................................................................       685,006
   Cash denominated in foreign currencies, at value (cost--$1,532,274)..........     1,514,499
   Receivable for investments sold..............................................     2,149,962
   Dividends and interest receivable............................................       242,516
   Deferred organizational expenses.............................................       170,160
   Receivable for shares of beneficial interest sold............................        43,982
   Other assets.................................................................        97,464
                                                                                   -----------
      Total assets..............................................................    45,267,123
                                                                                   -----------
LIABILITIES
   Payable for shares of beneficial interest repurchased........................       422,704
   Payable for investments purchased............................................       237,483
   Payable to affiliates........................................................       233,382
   Accrued expenses and other liabilities.......................................        81,609
                                                                                   -----------
      Total liabilities.........................................................       975,178
                                                                                   -----------
NET ASSETS
   Beneficial interest shares of $0.001 par value outstanding (unlimited amount
authorized).....................................................................    62,973,657
   Accumulated net investment loss and distributions in excess of net investment
income..........................................................................      (414,621)
   Accumulated net realized losses from investment transactions.................   (13,050,547)
   Net unrealized depreciation of investments and other assets and liabilities
     denominated in foreign currencies..........................................    (5,216,544)
                                                                                   -----------
      Net assets................................................................   $44,291,945
                                                                                   -----------
                                                                                   -----------
CLASS A:
   Net assets...................................................................   $21,077,170
                                                                                   -----------
   Shares outstanding...........................................................     2,275,158
                                                                                   -----------
   Net asset value and redemption value per share...............................         $9.26
   Maximum offering price per share (net asset value plus sales charge of 4.50%
of offering price)..............................................................         $9.70
CLASS B:
   Net assets...................................................................   $    27,597
                                                                                   -----------
   Shares outstanding...........................................................         3,005
                                                                                   -----------
   Net asset value and offering price per share.................................         $9.18
CLASS C:
   Net assets...................................................................   $12,796,699
                                                                                   -----------
   Shares outstanding...........................................................     1,393,913
                                                                                   -----------
   Net asset value and offering price per share.................................         $9.18
CLASS Y:
   Net assets...................................................................   $10,390,479
                                                                                   -----------
   Shares outstanding...........................................................     1,117,770
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............         $9.30

                 See accompanying notes to financial statements

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended December 31, 1995 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes)..................................   $   350,162
   Interest (net of foreign withholding taxes)...................................        62,813
                                                                                    -----------
                                                                                        412,975
                                                                                    -----------
EXPENSES:
   Investment advisory and administration fees...................................       474,742
   Service fees--Class A.........................................................        37,611
   Service and distribution fees--Class B........................................            35
   Service and distribution fees--Class C........................................        82,471
   Custody and accounting........................................................       176,886
   Transfer agency...............................................................        31,361
   Amortization of organizational expenses.......................................        28,742
   Reports and notices to shareholders...........................................        21,173
   Legal and audit...............................................................        21,036
   Federal and state registration fees...........................................        15,675
   Trustees' fees and expenses...................................................         5,041
   Other expenses................................................................         7,647
                                                                                    -----------
                                                                                        902,420
   Less: Fee waivers.............................................................      (136,451)
                                                                                    -----------
      Net expenses...............................................................       765,969
                                                                                    -----------
Net investment loss..............................................................      (352,994)
                                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
   Net realized losses from:
      Investment transactions....................................................    (2,480,111)
      Foreign currency transactions..............................................    (2,378,417)
   Net change in unrealized appreciation/depreciation of:
      Investments................................................................     2,719,417
      Assets and liabilities denominated in foreign currencies...................       (28,112)
                                                                                    -----------
Net realized and unrealized losses from investment transactions..................    (2,167,223)
                                                                                    -----------
Net decrease in net assets resulting from operations.............................   $(2,520,217)
                                                                                    -----------
                                                                                    -----------

                 See accompanying notes to financial statements

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                 FOR THE SIX
                                                                MONTHS ENDED          FOR THE
                                                              DECEMBER 31, 1995     YEAR ENDED
                                                                 (UNAUDITED)       JUNE 30, 1995
                                                              -----------------    -------------
FROM OPERATIONS:
   Net investment loss.....................................     $    (352,994)     $   (722,359 )
   Net realized losses from investment transactions........        (2,480,111)       (7,704,890 )
   Net realized losses from foreign currency
transactions...............................................        (2,378,417)         (185,851 )
   Net change in unrealized appreciation/depreciation of:
     Investments...........................................         2,719,417         1,768,294
     Assets and liabilities denominated in foreign
currencies.................................................           (28,112)           19,491
                                                              -----------------    -------------
   Net decrease in net assets resulting from operations....        (2,520,217)       (6,825,315 )
                                                              -----------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income--Class A..........................         --                 (184,109 )
   Net investment income--Class B..........................         --                  --
   Net investment income--Class C..........................         --                   (6,584 )
   Net investment income--Class Y..........................         --                  (87,871 )
                                                              -----------------    -------------
   Total dividends to shareholders.........................         --                 (278,564 )
                                                              -----------------    -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from the sale of shares....................         4,462,632        18,199,542
   Proceeds from dividends reinvested......................         --                  272,835
   Cost of shares repurchased..............................       (21,577,120)      (36,356,442 )
                                                              -----------------    -------------
   Net decrease in net assets from beneficial interest
transactions...............................................       (17,114,488)      (17,884,065 )
                                                              -----------------    -------------
   Total decrease in net assets............................       (19,634,705)      (24,987,944 )

NET ASSETS:
   Beginning of period.....................................        63,926,650        88,914,594
                                                              -----------------    -------------
   End of period...........................................     $  44,291,945      $ 63,926,650
                                                              -----------------    -------------
                                                              -----------------    -------------

                 See accompanying notes to financial statements

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Emerging Markets Equity Fund (formerly Mitchell Hutchins/Kidder, Peabody Emerging Markets Equity Fund) (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's board of trustees have the authority to issue an unlimited number of shares of beneficial interest, par value $0.001.

    Organizational Matters--The Fund commenced investment operations on January 19, 1994. The costs incurred by the Fund in connection with its organization and registration of shares of the Fund have been deferred and are being amortized using the straight-line method over the period of benefit, not to exceed five years, beginning with the commencement of operations of the Fund. The Fund offers Class A, Class B, Class C (formerly Class B) and Class Y (formerly Class
C) shares. Effective November 10, 1995, the Fund began using industry standardized nomenclatures and Class B and Class C shares were renamed Class C and Class Y shares, respectively. In addition, a new Class B was created. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

    Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund or by the sub-adviser of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on Nasdaq are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

    All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuations are determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occurs during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's board of trustees.

    Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from sales of investments and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividend).

    Income and expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

        (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

        (2) purchases and sales of investment securities, income and expenses--at the exchange rates prevailing on the respective dates of such transactions.

    Although the net assets and the market value of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations. Pursuant to federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

    Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which this Fund is authorized to invest.

INVESTMENT ADVISER AND ADMINISTRATOR

    Mitchell Hutchins receives compensation from the Fund accrued daily and paid monthly at an annual rate of 1.62% of the Fund's average daily net assets up to $100 million and 1.50% thereafter.

    In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended December 31, 1995, Mitchell Hutchins waived a portion of its investment advisory fee. At December 31, 1995 the Fund owed Mitchell Hutchins $182,613 in investment advisory and administration fees.

    Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Emerging Markets Management serves as the Fund's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) will pay the Sub-Adviser a fee, accrued daily and paid monthly, at the annual rate of 1.12% of the Fund's average daily net assets up to $100 million and 0.90% thereafter.

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION PLAN

    Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C (formerly Class
B) shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At December 31, 1995, the Fund owed Mitchell Hutchins $50,769 in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the period ended December 31, 1995, it earned $19,902 in sales charges.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at December 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

    At December 31, 1995, the components of the net unrealized depreciation of investments were as follows:

Gross depreciation (investments having an excess of cost over
value).........................................................   $ (9,185,038)
Gross appreciation (investments having an excess of value over
cost)..........................................................      4,000,932
                                                                  ------------
Net unrealized depreciation of investments.....................   $ (5,184,106)
                                                                  ------------
                                                                  ------------

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    For the six months ended December 31, 1995, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $12,286,908 and $32,031,752, respectively.

BENEFICIAL INTEREST

    At December 31, 1995, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               CLASS A                   CLASS B                   CLASS C                   CLASS Y
                       ------------------------  ------------------------  ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Six months ended
 December 31, 1995:
 Shares sold..........     50,630  $    505,149       3,005       $27,642     365,984  $  3,559,234      38,017  $    370,607
 Dividends
reinvested............     --           --           --           --           --           --           --           --
 Shares repurchased... (1,172,631)  (11,160,920)     --           --         (889,571)   (8,629,590)   (185,666)   (1,786,610)
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
(decrease)............ (1,122,001) $(10,655,771)      3,005       $27,642    (523,587) $ (5,070,356)   (147,649) $ (1,416,003)
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

Year ended June 30,
 1995:
 Shares sold..........  1,014,098  $ 11,084,369      --           --          432,605  $  4,522,619     242,720  $  2,592,554
 Dividends
reinvested............     20,613       180,155      --           --              749         6,520       9,847        86,160
 Shares repurchased... (1,971,947)  (21,159,863)     --           --       (1,001,168)  (10,754,854)   (416,367)   (4,441,725)
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net decrease..........   (937,236) $ (9,895,339)     --           --         (567,814) $ (6,225,715)   (163,800) $ (1,763,011)
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

FEDERAL TAX STATUS

    The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    At June 30, 1995, the Fund had a net capital loss carryforward of approximately $350,000. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by June 30, 2003.

    In accordance with U.S. Treasury regulations, the Fund has elected to defer realized losses arising after October 31, 1994. Such losses have been treated for tax purposes as arising on July 1, 1995.

    To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

PaineWebber Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        CLASS A                                  CLASS B
                                    ------------------------------------------------    -------------------------
                                       FOR THE SIX         FOR THE        FOR THE                FOR THE
                                       MONTHS ENDED       YEAR ENDED    PERIOD ENDED          PERIOD ENDED
                                    DECEMBER 31, 1995      JUNE 30,       JUNE 30,         DECEMBER 31, 1995++
                                       (UNAUDITED)           1995          1994+               (UNAUDITED)
                                    ------------------    ----------    ------------    -------------------------

Net asset value, beginning of
period...........................        $   9.73          $  10.79       $  12.00                $9.13
                                          -------         ----------    ------------              -----
Net investment income (loss).....           (0.12)            (0.04)          0.04                 0.01
Net realized and unrealized gains
 (losses) from investment
transactions.....................           (0.35)            (0.97)         (1.25)                0.04
                                          -------         ----------    ------------              -----
Total income (loss) from
 investment operations...........           (0.47)            (1.01)         (1.21)                0.05
                                          -------         ----------    ------------              -----
Dividends from net investment
income...........................        --                   (0.05)        --                --
                                          -------         ----------    ------------              -----
Net asset value, end of period...        $   9.26          $   9.73       $  10.79                $9.18
                                          -------         ----------    ------------              -----
                                          -------         ----------    ------------              -----
Total investment return(1).......           (4.83)%           (9.29)%       (10.08)%               0.55%
                                          -------         ----------    ------------              -----
                                          -------         ----------    ------------              -----
Ratios/Supplemental Data:
Net assets, end of period
(000's)..........................        $ 21,077          $ 33,043       $ 46,758                  $28
Ratio of expenses, net of fee
 waivers and expense
 reimbursements, to average net
assets...........................            2.44%*            2.44%          2.47%*               3.19%*
Ratio of expenses, before fee
 waivers and expense
 reimbursements, to average net
assets...........................            2.92%*            2.54%          2.47%*               4.22%*
Ratio of net investment income,
 net of fee waivers and expense
 reimbursements, to average net
assets...........................           (1.04)%*          (0.76)%         0.72%*              (1.93)%*
Ratio of net investment income,
 before fee waivers and expense
 reimbursements, to average net
 assets..........................           (1.50)%*          (0.86)%         0.72%*              (2.95)%*
Portfolio turnover...............              22%               76%             8%                  22%

------------

   +  For the period January 19, 1994 (commencement of operations) to June 30, 1994.
  ++  For the period December 5, 1995 (commencement of offering of shares) to December 31,
      1995.
   *  Annualized
  **  Formerly Class B shares
 ***  Formerly Class C shares
 (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class (except Class Y) would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    CLASS C**                                             CLASS Y***
-------------------------------------------------     ---------------------------------------------------
   FOR THE SIX         FOR THE         FOR THE           FOR THE SIX          FOR THE          FOR THE
  MONTHS ENDED        YEAR ENDED     PERIOD ENDED       MONTHS ENDED         YEAR ENDED      PERIOD ENDED
DECEMBER 31, 1995      JUNE 30,        JUNE 30,       DECEMBER 31, 1995       JUNE 30,         JUNE 30,
   (UNAUDITED)           1995           1994+            (UNAUDITED)            1995            1994+
-----------------     ----------     ------------     -----------------     ------------     ------------

     $  9.67           $  10.75        $  12.00            $  9.75            $  10.80         $  12.00
     -------          ----------     ------------          -------          ------------     ------------
       (0.18)             (0.17)         --                  (0.05)               0.01             0.05
        (0.31)             (0.90)          (1.25)             (0.40)              (0.99)           (1.25)
     -------          ----------     ------------          -------          ------------     ------------
        (0.49)             (1.07)          (1.25)             (0.45)              (0.98)           (1.20)
     -------          ----------     ------------          -------          ------------     ------------
     --                   (0.01)         --                --                    (0.07)          --
     -------          ----------     ------------          -------          ------------     ------------
     $  9.18           $   9.67        $  10.75            $  9.30            $   9.75         $  10.80
     -------          ----------     ------------          -------          ------------     ------------
     -------          ----------     ------------          -------          ------------     ------------
       (5.07)%           (10.01)%        (10.42)%            (4.62)%             (9.03)%         (10.00)%
     -------          ----------     ------------          -------          ------------     ------------
     -------          ----------     ------------          -------          ------------     ------------
     $12,797           $ 18,551        $ 26,721            $10,390            $ 12,332         $ 15,435
        3.19%*             3.19%           3.22%*             2.19%*              2.19%            2.22%*
        3.68%*             3.29%           3.22%*             2.69%*              2.29%            2.22%*
       (1.79)%*           (1.50)%         (0.03)%*           (0.82)%*            (0.51)%           0.97%*
       (2.26)%*            (1.60)%         (0.03)%*           (1.29)%*            (0.61)%           0.97%*
          22%                76%              8%                22%                 76%               8%